Stock Options and Warrants - Series A, B, and C Warrants Price Adjustment - Additional Information (Detail) - $ / shares	Oct. 31, 2014	Oct. 14, 2014	Mar. 09, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, conversion price			$ 60.00
Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, conversion price	$ 0.0576	$ 6.72